May 5, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, N.E. Washington, DC 20549 Attention: Filings – Rule 497(j)

RE:	Dreyfus Money Market Instruments, Inc.
1933 Act No.: 2-52718
1940 Act No.: 811-2557
CIK No.: 0000030160

Dear Dir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 67 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 30, 2009.

Please address any comments or questions to the undersigned at (212) 922-8023.

Sincerely,

/s/ Kara Dooley
Kara Dooley
Paralegal

KD/